EQUITY INVESTMENTS (Details) - USD ($) $ in Millions			1 Months Ended		3 Months Ended										12 Months Ended
		Dec. 31, 2015	Aug. 31, 2016	Apr. 30, 2006	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Aug. 01, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	May 01, 2017	Apr. 28, 2017
EQUITY INVESTMENTS
Equity Earnings					$ 36	[1]	$ 22	$ 22	$ 20	$ 33	$ 34	$ 17	$ 15	$ 31	$ 97	[1]	$ 97	[1]	$ 88	[1]
Equity Investments	[1]	$ 965			930		918				965				918		965
Impairment of equity-method investment											199						199	[1]
LIABILITIES AND PARTNERS' EQUITY
Current portion of long-term debt	[1]	36			46		52				36				52		36
Amount borrowed	[1]									195					$ 209		618		35
Northern Border
EQUITY INVESTMENTS
Partnership interest held (as a percent)															50.00%
LIABILITIES AND PARTNERS' EQUITY
Current portion of long-term debt		100	$ 100								100						100
Northern Border | Revolving credit facility | Revolving Credit Agreement Expiring 2020
LIABILITIES AND PARTNERS' EQUITY
Amount borrowed			$ 200
Great Lakes
EQUITY INVESTMENTS
Partnership interest held (as a percent)															46.45%
Total cash call issued to fund debt repayment					$ 9		10			9	10			$ 9
LIABILITIES AND PARTNERS' EQUITY
Current portion of long-term debt		19					$ 19				19				$ 19		19
Northern Border
EQUITY INVESTMENTS
Ownership interest (as a percent)					50.00%		50.00%								50.00%							50.00%	50.00%	50.00%		50.00%
Equity Earnings					$ 19					18					$ 69		66		69
Equity Investments		480			441		$ 444				480				$ 444		480
Amortization period of transaction fee				12 years
Transaction fee				$ 10
Additional ownership interest acquired (as a percent)				20.00%
Ownership interest (as a percent)							50.00%								50.00%
Undistributed earnings															$ 0		0		0
Amount of difference between the carrying value and the underlying equity in net assets resulting from the recognition and inclusion of goodwill		116					$ 116				116				116		116
Assets
Cash and cash equivalents		27			18		14				27				14		27
Other current assets		33			36		36				33				36		33
Plant, property and equipment, net		1,124			1,085		1,089				1,124				1,089		1,124
Other assets		16			15		14				16				14		16
Assets, total		1,200			1,154		1,153				1,200				1,153		1,200
LIABILITIES AND PARTNERS' EQUITY
Current liabilities		39			44		38				39				38		39
Deferred credits and other		26			29		28				26				28		26
Long-term debt, net		409			430		430				409				430		409
Partners' equity
Partners' equity		728			653		659				728				659		728
Accumulated other comprehensive loss		(2)			(2)		(2)				(2)				(2)		(2)
Liabilities and Partners' Equity, total		1,200			1,154		$ 1,153				$ 1,200				1,153		1,200
Revenues (expenses)
Transmission revenues					74					74					292		286		293
Operating expenses					(17)					(16)					(72)		(70)		(72)
Depreciation					(15)					(15)					(59)		(60)		(59)
Financial charges and other					(4)					(6)					(21)		(22)		(22)
Net income					$ 38					37					140		$ 134		140
Northern Border | Nonrecurring fair value measurement
EQUITY INVESTMENTS
Impairment of equity-method investment		$ 0													$ 0
Northern Border | ONEOK Partners, L.P.
EQUITY INVESTMENTS
Ownership interest (as a percent)							50.00%								50.00%
Great Lakes
EQUITY INVESTMENTS
Ownership interest (as a percent)		46.45%			46.45%		46.45%				46.45%			46.45%	46.45%		46.45%				46.45%				46.45%
Equity Earnings					$ 17					15					$ 28		$ 31		19
Equity Investments		$ 485			489		$ 474				$ 485				474		485
Undistributed earnings															0		0		0
Equity contribution					4	[1]	5			4	5			$ 4	9	[1]	9	[1]	9	[1]
Assets
Current assets		86			86		66				86				66		86
Plant, property and equipment, net		727			708		714				727				714		727
Assets, total		813			794		780				813				780		813
LIABILITIES AND PARTNERS' EQUITY
Current liabilities		31			31		40				31				40		31
Long-term debt, net		297			269		278				297				278		297
Partners' equity
Partners' equity		485			494		462				485				462		485
Liabilities and Partners' Equity, total		813			794		$ 780				813				780		813
Revenues (expenses)
Transmission revenues					63					61					179		177		146
Operating expenses					(14)					(15)					(69)		(59)		(53)
Depreciation					(7)					(7)					(28)		(28)		(28)
Financial charges and other					(5)					(6)					(21)		(23)		(25)
Net income					$ 37					$ 33					$ 61		67		$ 40
Great Lakes | Nonrecurring fair value measurement
EQUITY INVESTMENTS
Impairment of equity-method investment											199						199
Amount of difference between the carrying value and the underlying equity in net assets resulting from the recognition and inclusion of goodwill		260									260						260
Great Lakes | TransCanada
EQUITY INVESTMENTS
Ownership interest (as a percent)							53.55%								53.55%
TC PipeLines Intermediate Limited Partnership
EQUITY INVESTMENTS
Partnership interest held (as a percent)															98.9899%
TC GL Intermediate Limited Partnership
EQUITY INVESTMENTS
Partnership interest held (as a percent)															98.9899%
ASU 2015-03, Interest - Imputation of Interest | Adjustment | Northern Border
Assets
Other assets		(2)									(2)						(2)
LIABILITIES AND PARTNERS' EQUITY
Long-term debt, net		$ (2)									$ (2)						$ (2)

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).